Note 28 - Earnings (Loss) Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Loss for the year / period attributable to equity owners	$ (24,355)	$ (22,054)	$ (7,571)
Weighted average number of shares in issue (‘000s) (in shares)	24,672	20,722	16,306
Basic earnings/(loss) per share (dollars) (in dollars per share)	$ (0.99)	$ (1.06)	$ (0.49)
Diluted earnings/(loss) per share (dollars) (in dollars per share)	$ (0.99)	$ (1.06)	$ (0.49)